Shareholder Report, Line Graph (Details) 192172_Aptus January Buffer ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 13, 2025	Apr. 30, 2026
Aptus January Buffer ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Aptus January Buffer ETF NAV
Accumulated Value	$ 10,000	$ 10,637
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 10,902